Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Amortization Periods of the Right-of-Use Assets	Following are the amortization periods of the right-of-use assets by class of underlying asset:
	Years	Mainly

Land and Buildings	2-12	3
Motor vehicles	2-3	3

Schedule of Useful Life of the Assets at Annual Rates

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Computers, software, and peripheral equipment	20 – 66 (mainly 33)
Office furniture and equipment	6 – 33 (mainly 7)
Motor vehicles	13 – 33 (mainly 15)

Schedule of Useful Life of Intangible Assets	The useful life of intangible assets is as follows:
Years
Customer relationship, backlog and distribution rights	1 – 14
Acquired technology	2 – 10
Patents	10